Financial Instruments - Disclosure of significant unobservable inputs, level 3 fair value - preferred shares liability (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 35,664	$ 192,808
Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	29,171	184,781
Subsidiary preferred shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	27,339	174,017
Subsidiary preferred shares | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	27,339	$ 174,017
PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation | Subsidiary preferred shares | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 26,820
Weighted Average | Estimated Time to Exit | PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation | Subsidiary preferred shares | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	2.14
Weighted Average | Equity Discount Rate | PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation | Subsidiary preferred shares | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.30
Weighted Average | Debt Discount Rate | PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation | Subsidiary preferred shares | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.15
Weighted Average | Volatility | PWERM based on pro forma backsolve approach that leverages a Monte Carlo simulation | Subsidiary preferred shares | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.95